Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
June 30, 2022 (Unaudited)
COMMON STOCKS – 91.6%	Shares	Fair Value
SEMICONDUCTOR MANUFACTURING – 16.7%
Andes Technology Corp. (Taiwan)	8,000	$67,955
eMemory Technology Inc. (Taiwan)	3,510	123,132
Koh Young Technology Inc. (South Korea)	3,886	42,446
LandMark Optoelectronics Corp. (Taiwan)	18,000	70,450
MediaTek Inc. (Taiwan)	7,370	161,780
Silergy Corp. (China)	610	49,324
SK Hynix Inc. (South Korea)	1,191	84,101
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	39,500	633,041
		$1,232,229
INTERNET & CATALOG RETAIL – 15.9%
Alibaba Group Holding Ltd. (China) (a)	25,572	$364,795
Americanas S.A. (Brazil) (a)	21,800	55,943
JD Health International Inc. (China) (a),(b)	13,100	103,699
JD.com Inc. (China)	8,919	287,397
Meituan (China) (a),(b)	9,200	229,579
MercadoLibre Inc. (Brazil) (a)	196	124,826
		$1,166,239
INTERACTIVE MEDIA & SERVICES – 9.9%
NAVER Corp. (South Korea)	940	$175,335
Tencent Holdings Ltd. (China)	12,150	549,971
		$725,306
REAL ESTATE MANAGEMENT & DEVELOPMENT – 9.0%
Phoenix Mills (The) Ltd. (India)	20,133	$302,723
Prestige Estates Projects Ltd. (India)	17,346	85,460
Sunteck Realty Ltd. (India)	11,996	75,821
Vincom Retail JSC (Vietnam) (a)	56,660	69,632
Vinhomes JSC (Vietnam) (b)	47,376	126,618
		$660,254
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 5.7%
Samsung Electronics Co. Ltd. (South Korea)	9,431	$415,976
METALS & MINING – 5.3%
Allkem Ltd. (Australia) (a)	11,010	$78,749
Ganfeng Lithium Co. Ltd. (China) (b)	9,520	104,926
Ivanhoe Mines Ltd. (Canada) (a)	24,155	139,053
Lynas Rare Earths Ltd. (Australia) (a)	11,731	70,906
		$393,634

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2022 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
OIL, GAS & CONSUMABLE FUELS – 4.5%
Reliance Industries Ltd. (India)	10,117	$334,057
IT SERVICES – 3.6%
Coforge Ltd. (India)	2,407	$108,273
FPT Corp. (Vietnam)	24,000	89,028
Globant S.A. (Argentina) (a)	400	69,600
		$266,901
BANKS – 3.6%
ICICI Bank Ltd. (India)	21,472	$192,903
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	47,900	73,260
		$266,163
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.1%
Chroma ATE Inc. (Taiwan)	19,000	$97,846
Samsung SDI Co. Ltd. (South Korea)	313	129,077
		$226,923
INSURANCE – 2.8%
AIA Group Ltd. (Hong Kong)	19,000	$207,605
THRIFTS & MORTGAGE FINANCE – 2.7%
Housing Development Finance Corp. Ltd. (India)	7,268	$201,082
ELECTRICAL EQUIPMENT – 1.7%
Sungrow Power Supply Co. Ltd. (China)	8,500	$125,184
ENTERTAINMENT – 1.5%
Sea Ltd. (Singapore) (a),(c)	1,649	$110,252
MACHINERY – 1.4%
Shenzhen Inovance Technology Co. Ltd. (China)	10,300	$101,641
HEALTH CARE SUPPLIES – 0.9%
Venus MedTech Hangzhou Inc. (China) (a),(b)	30,500	$68,138
DIVERSIFIED CONSUMER SERVICES – 0.9%
Arco Platform Ltd. (Brazil) (a)	4,334	$64,707

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2022 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
FOOD & STAPLES RETAILING – 0.9%
Raia Drogasil S.A. (Brazil)	17,500	$64,202
HEALTH CARE PROVIDERS & SERVICES – 0.8%
Apollo Hospitals Enterprise Ltd. (India)	1,288	$60,262
HOUSEHOLD DURABLES – 0.7%
Dixon Technologies India Ltd. (India)	1,144	$52,003
TOTAL COMMON STOCKS–91.6% (Cost $8,984,319)		$6,742,758

PARTICIPATORY NOTES – 2.2%(d)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.4%
OPT Machine Vision Tech Co. Ltd., Issued by CLSA Global Markets Pte. Ltd. (China) (a)	2,580	$99,684
MACHINERY – 0.8%
Leader Harmonious Drive Systems Co. Ltd., Issued by CLSA Global Markets Pte. Ltd. (China) (a)	3,314	$58,907
TOTAL PARTICIPATORY NOTES–2.2% (Cost $137,050)		$158,591

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2022 (Unaudited)
PREFERRED STOCKS – 2.2%
BANKS – 2.2%
Itau Unibanco Holding S.A. 0.86% (Brazil) (e)	37,350	$161,791
TOTAL INVESTMENTS–96.0% (Cost $9,305,386)		$7,063,140
Other Assets and Liabilities, net – 4.0%		293,521
NET ASSETS–100.0%		$7,356,661

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt (ADR) on the over-the-counter market or on a U.S. national securities exchange.
(d)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
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